Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Technology infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	Shorter of the lease term or 5 years